Long-term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Long-term Debt.
Schedule of long-term debt

	March 31,	December 31,
	2018	2017
Term Loan	$—	$248,529
Less:
Current portion	—	(2,568)
Unamortized debt discount and deferred loan costs	—	(4,524)
Long-term debt, net	$—	$241,437

	December 31,
	2017	2016
Term Loan	$248,529	$251,098
Less:
Current portion	(2,568)	(2,568)
Unamortized debt discount and deferred loan costs	(4,524)	(6,276)
Long-term debt, net	$241,437	$242,254

Schedule of maturity of debt, net

Years Ending December 31,
2018	$2,568
2019	2,568
2020	243,393
$248,529

Interest Income and Interest Expense Disclosure [Table Text Block]

	Year Ended December 31,
	2017	2016	2015
Interest under Credit Agreement	$18,627	$18,414	$19,682
Debt discount and deferred loan costs amortization	1,752	1,777	1,913
Capital lease interest	311	24	—
Other	82	20	253
Interest (income)	(5)	(2)	(11)
Interest expense, net	$20,767	$20,233	$21,837